Other Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Other Assets, Net
5. Other Assets, Net
Other assets, net consisted
 of the following as of March
31
,
2021
 and December
31
,
2020
:

	March 31, 2021	December 31, 2020
Investment in unconsolidated entity	$45,749,000	$46,653,000
Deferred rent receivables	13,333,000	12,395,000
Prepaid expenses, deposits and other assets	9,923,000	9,028,000
Lease commissions, net of accumulated amortization of $520,000 and $426,000 as of March 31, 2021 and December 31, 2020, respectively	2,583,000	2,399,000
Deferred financing costs, net of accumulated amortization of $3,867,000 and $3,397,000 as of March 31, 2021 and December 31, 2020, respectively(1)	1,254,000	1,724,000

Total	$72,842,000	$72,199,000

(1)
Deferred financing costs only include costs related to our line of credit and term loans. Amortization expense on deferred financing costs of our line of credit and term loans for the three months ended March 31, 2021 and 2020 was $470,000 and $469,000, respectively, which is recorded to interest expense in our accompanying condensed consolidated statements of operations. See Note 7, Line of Credit and Term Loans, for a further discussion.

Investment in unconsolidated entity represents our interest in Trilogy REIT Holdings, LLC, or Trilogy, pursuant to an amended joint venture agreement with an indirect, wholly-owned subsidiary of NorthStar Healthcare Income, Inc. and a wholly-owned subsidiary of the operating partnership of Griffin-American Healthcare REIT III, Inc., or GA Healthcare REIT III. Both GA Healthcare REIT III and us are
co-sponsored
by American Healthcare Investors and Griffin Capital. Trilogy owns a portfolio of integrated senior health campuses and ancillary businesses. As of March 31, 2021 and December 31, 2020, we owned a 6.0% interest in such joint venture and the unamortized basis difference of our investment in Trilogy of
$
16,676,000
and

$
16,791,000
,

respectively, is primarily attributable to the difference between the amount for which we purchased our interest in such joint venture, including transaction costs, and the historical carrying value of the net assets of such joint venture. This difference is being amortized over the remaining useful life of the related assets and included in income or loss from unconsolidated entity in our accompanying condensed consolidated statements of operations.
The following is summarized financial information of Trilogy:

	March 31, 2021	December 31, 2020
Balance Sheet Data:
Total assets	$1,880,167,000	$1,882,584,000
Total liabilities	$1,341,551,000	$1,329,832,000

	Three Months Ended March 31,
	2021	2020
Statements of Operations Data:
Revenues	$233,227,000	$267,795,000
Grant income	8,229,000	—
Expenses	255,094,000	261,437,000

Net (loss) income	$(13,638,000)	$6,358,000

5. Other Assets, Net
Other assets, net consisted
 of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Investment in unconsolidated entity	$46,653,000	$47,016,000
Deferred rent receivables	12,395,000	8,018,000
Prepaid expenses, deposits and other assets	9,028,000	2,380,000
Lease commissions, net of accumulated amortization of $426,000 and $174,000 as of December 31, 2020 and 2019, respectively	2,399,000	1,623,000
Deferred financing costs, net of accumulated amortization of $3,397,000 and $1,517,000 as of December 31, 2020 and 2019, respectively(1)	1,724,000	3,583,000

Total	$72,199,000	$62,620,000

(1)
Deferred financing costs only include costs related to our line of credit and term loans. Amortization expense on deferred financing costs of our line of credit and term loans for the years ended December 31, 2020, 2019 and 2018 was $1,880,000, $2,028,000 and $1,000,000, respectively, which is recorded to interest expense in our accompanying consolidated statements of operations. See Note 7, Line of Credit and Term Loans, for a further discussion.

Investment in unconsolidated entity represents our purchase of 6.0% of the total membership interests of Trilogy REIT Holdings, LLC, or the Trilogy Joint Venture, from unaffiliated third parties on October 1, 2018 for $48,000,000 in cash, based on an estimated gross enterprise value of $93,154,000 consisting of our equity investment and a calculated share of the debt of the Trilogy Joint Venture based on our ownership interest. The Trilogy Joint Venture, through an approximately 96.7% owned subsidiary, owns and operates purpose-built integrated senior health campuses, including skilled nursing facilities and assisted living facilities, located across several states, as well as certain ancillary businesses. In addition to our membership interests, the Trilogy Joint Venture is 70.0% indirectly owned by Griffin-American Healthcare REIT III, Inc., or GAHR III, and the remaining 24.0% is indirectly owned by NorthStar Healthcare Income, Inc. GAHR III, through a wholly owned subsidiary, serves as the manager of the Trilogy Joint Venture and both GAHR III and us are sponsored by American Healthcare Investors. In connection with the purchase of the Trilogy Joint Venture membership interests, we paid to our advisor a base acquisition fee of approximately $2,096,000, or 2.25% of the estimated gross enterprise value of the Trilogy Joint Venture membership interests acquired by us. Additionally, we paid a Contingent Advisor Payment of approximately $2,096,000, or 2.25% of the estimated gross enterprise value of the Trilogy Joint Venture membership interests acquired by us.
As of December 31, 2020 and 2019, the unamortized basis difference of our joint venture investment in an unconsolidated entity of $16,791,000 and $17,248,000, respectively, is primarily attributable to the difference between the amount for which we purchased our interest in the entity, including transaction costs, and the historical carrying value of the net assets of the entity. This difference is being amortized over the remaining useful life of the related assets and included in income or loss from unconsolidated entity in our accompanying consolidated statements of operations.